Putnam Mortgage Opportunities Fund
The fund's portfolio
2/29/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (95.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 3/1/54	$13,000,000	$12,916,810
4.50%, TBA, 3/1/54	8,000,000	7,642,050
4.00%, TBA, 3/1/54	6,000,000	5,584,959

		26,143,819
U.S. Government Agency Mortgage Obligations (89.8%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 3/1/54	32,000,000	32,560,000
6.00%, TBA, 3/1/54	156,000,000	156,682,500
5.50%, TBA, 3/1/54	125,000,000	123,662,113
5.00%, TBA, 3/1/54	49,000,000	47,522,346
4.50%, TBA, 3/1/54	8,000,000	7,570,625
3.50%, TBA, 3/1/54	5,000,000	4,447,852
3.00%, TBA, 3/1/54	4,000,000	3,422,188
2.50%, TBA, 3/1/54	6,000,000	4,929,375

		380,796,999

Total U.S. government and agency mortgage obligations (cost $410,546,798)		$406,940,818

MORTGAGE-BACKED SECURITIES (85.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (33.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	$2,666,671	$601,692
REMICs Ser. 4949, IO, 4.00%, 1/25/50	12,479,374	2,902,860
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	386,726	79,544
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	156,112	22,849
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,343,796	621,612
REMICs Ser. 5018, IO, 3.50%, 10/25/50	10,796,857	1,839,301
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	4,945,875	532,672
REMICs Ser. 5274, IO, 2.50%, 1/25/51	14,210,718	2,295,355
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	12,946,174	2,059,218
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.661%, 8/15/56	6,716,093	801,499
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.614%, 6/25/50	2,102,533	209,850
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.614%, 9/25/49	1,754,832	164,869
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.564%, 12/25/49	1,724,367	202,154
REMICs IFB Ser. 4631, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.561%, 11/15/46	27,250,287	3,042,061
Federal National Mortgage Association
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	361,453	81,945
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	40,540	6,892
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	193,331	41,731
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	513,329	85,178
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,320,421	834,258
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,320,756	519,653
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,484,075	569,201
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	9,815,499	2,330,240
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	6,344,877	1,517,441
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	2,006,279	409,843
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	5,342,292	1,039,022
REMICs Ser. 21-8, Class ID, 3.50%, 3/25/51	7,221,792	1,547,037
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	2,888,143	552,041
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	6,137,990	1,009,613
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	8,745,189	1,588,126
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	14,612,840	2,289,464
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,464,367	549,576
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	7,619,577	944,853
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	10,789,333	1,783,800
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.614%, 10/25/49	9,735,110	937,478
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.564%, 8/25/46	3,279,942	311,201
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.078%, 7/25/52	16,173,148	914,527
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	26,243	4,366
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	5,489,276	1,111,578
Ser. 21-59, Class IK, IO, 5.00%, 4/20/51	6,576,600	1,297,583
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	281,463	66,100
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	374,289	76,378
Ser. 14-132, IO, 5.00%, 9/20/44	624,769	133,095
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	408,811	82,482
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	43,519	8,595
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	7,236,249	1,537,380
Ser. 22-139, IO, 4.50%, 9/20/49	7,668,168	1,550,762
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	8,697,689	1,765,559
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	138,711	25,541
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	87,456	15,834
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,632,106	684,652
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	4,563,995	885,957
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	26,957	4,854
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,469,007	253,698
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	67,327	12,246
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	21,233	2,756
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	1,904,309	259,157
Ser. 20-32, Class IA, IO, 3.981%, 3/16/47(WAC)	2,426,542	371,050
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	9,540,649	1,420,136
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	20,041,426	2,578,099
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	20,829,343	3,169,895
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,302,675	433,465
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	11,187,208	2,134,703
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,494,255	271,880
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	281,458	43,707
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	16,001	2,044
Ser. 13-14, IO, 3.50%, 12/20/42	20,247	2,489
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	16,614,993	2,142,872
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	11,308,938	2,236,389
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	3,025,730	463,645
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	16,412,400	2,536,308
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,262,764	357,901
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	16,890,783	2,241,088
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	12,567,860	1,735,873
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,439,188	613,141
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	14,360,312	1,948,430
Ser. 16-H24, IO, 2.16%, 9/20/66(WAC)	220,437	16,268
Ser. 17-H19, Class MI, IO, 2.076%, 4/20/67(WAC)	2,018,142	104,338
Ser. 15-H23, Class DI, IO, 1.896%, 9/20/65(WAC)	84,514	3,668
Ser. 15-H25, Class EI, IO, 1.847%, 10/20/65(WAC)	70,045	2,543
Ser. 15-H20, Class AI, IO, 1.822%, 8/20/65(WAC)	82,623	2,611
Ser. 15-H10, Class CI, IO, 1.797%, 4/20/65(WAC)	92,221	3,126
Ser. 15-H26, Class EI, IO, 1.747%, 10/20/65(WAC)	97,747	3,910
Ser. 15-H23, Class BI, IO, 1.739%, 9/20/65(WAC)	53,467	1,486
Ser. 17-H06, Class DI, IO, 1.734%, 2/20/67(WAC)	411,577	11,648
IFB Ser. 24-4, Class SW, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.676%, 1/20/54	30,368,551	1,814,342
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.676%, 2/20/53	25,154,223	1,651,830
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.676%, 2/20/53	32,756,262	1,767,774
Ser. 16-H24, Class CI, IO, 1.662%, 10/20/66(WAC)	2,659,176	76,584
Ser. 14-H25, Class BI, IO, 1.658%, 12/20/64(WAC)	931,618	22,662
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.626%, 1/20/54	26,985,176	1,838,700
Ser. 15-H25, Class AI, IO, 1.588%, 9/20/65(WAC)	135,063	3,255
Ser. 17-H03, Class HI, IO, 1.585%, 1/20/67(WAC)	5,270,043	135,440
Ser. 15-H01, Class BI, IO, 1.55%, 1/20/65(WAC)	2,673,528	68,343
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.266%, 12/20/43	605,416	61,934
Ser. 18-H02, Class HI, IO, 1.233%, 1/20/68(WAC)	2,580,123	122,958
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.166%, 4/20/38	27,472	2,957
IFB Ser. 23-149, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.126%, 9/20/63	48,692,445	2,256,827
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.126%, 2/20/53	15,155,091	928,231
Ser. 18-H02, Class IM, IO, 1.119%, 2/20/68(WAC)	1,543,825	92,630
Ser. 17-H03, Class EI, IO, 1.108%, 1/20/67(WAC)	344,538	18,984
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.076%, 1/20/54	41,050,584	2,021,479
IFB Ser. 23-183, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.076%, 12/20/53	16,304,390	551,353
Ser. 17-H04, Class BI, IO, 0.993%, 2/20/67(WAC)	2,530,199	107,533
IFB Ser. 23-152, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.976%, 10/20/53	33,325,628	1,910,318
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.976%, 3/20/53	22,026,973	746,560
IFB Ser. 23-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.27%), 0.946%, 3/20/53	62,014,468	2,185,781
Ser. 17-H02, Class BI, IO, 0.941%, 1/20/67(WAC)	1,586,944	51,309
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.926%, 2/20/53	16,199,900	756,276
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.926%, 1/20/53	23,521,516	1,277,642
IFB Ser. 23-147, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.926%, 4/20/51	22,310,423	2,688,761
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 0.916%, 6/20/51	2,028,009	235,715
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.866%, 6/20/51	10,399,143	1,228,347
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.866%, 3/20/51	2,709,416	317,494
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.866%, 3/20/51	9,702,680	1,154,692
IFB Ser. 21-1, Class ST, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.866%, 1/20/51	14,263,271	1,764,693
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.866%, 11/20/50	14,906,813	1,992,556
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.866%, 8/20/50	7,307,335	870,450
FRB Ser. 16-H19, Class AI, IO, 0.848%, 9/20/66(WAC)	3,896,647	156,618
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.836%, 4/20/53	36,439,938	1,835,636
IFB Ser. 22-90, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 0.826%, 5/20/52	14,472,736	845,506
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.816%, 2/20/40	18,640,687	1,741,786
Ser. 18-H01, Class AI, IO, 0.815%, 1/20/68(WAC)	8,367,365	415,858
Ser. 15-H16, Class DI, IO, 0.80%, 7/20/65(WAC)	2,237,213	137,141
Ser. 18-H05, Class BI, IO, 0.797%, 2/20/68(WAC)	1,086,875	46,411
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.764%, 9/16/44	2,313,374	276,078
Ser. 16-H18, Class QI, IO, 0.763%, 6/20/66(WAC)	904,289	46,146
Ser. 16-H23, Class NI, IO, 0.744%, 10/20/66(WAC)	124,269	5,107
IFB Ser. 23-114, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.726%, 8/20/53	48,180,208	2,730,787
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.714%, 9/16/43	3,679,841	330,010
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.676%, 7/20/53	59,677,289	2,971,619
IFB Ser. 23-98, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.676%, 7/20/53	52,685,793	1,609,588
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.666%, 11/20/49	12,961,324	1,073,275
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.666%, 8/20/49	2,485,387	254,354
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.666%, 7/20/49	3,178,899	313,185
IFB Ser. 20-77, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.666%, 5/20/49	15,581,845	1,545,979
Ser. 16-H15, Class AI, IO, 0.626%, 7/20/66(WAC)	9,123,790	352,069
IFB Ser. 23-183, Class VS, IO, ((-1 x US 30 Day Average SOFR) + 5.95%), 0.626%, 12/20/53	32,939,041	1,686,683
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.616%, 12/20/49	17,021,812	1,584,561
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.616%, 8/20/49	13,550,350	1,306,602
IFB Ser. 19-98, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.616%, 8/20/49	1,577,967	156,234
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.566%, 10/20/49	3,287,304	376,482
IFB Ser. 19-4, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.566%, 1/20/49	13,878,245	874,274
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.566%, 5/20/44	3,480,126	292,400
Ser. 17-H11, Class DI, IO, 0.559%, 5/20/67(WAC)	177,723	9,313
Ser. 22-H01, Class EI, IO, 0.531%, 1/20/72(WAC)	5,702,178	305,637
IFB Ser. 23-114, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 0.526%, 8/20/53	45,423,478	2,109,621
Ser. 15-H20, Class CI, IO, 0.518%, 8/20/65(WAC)	1,111,598	60,026
Ser. 22-H09, Class GI, IO, 0.503%, 4/20/72(WAC)	24,088,565	1,324,871
FRB Ser. 15-H16, Class XI, IO, 0.478%, 7/20/65(WAC)	5,262,362	265,749
IFB Ser. 22-45, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 0.476%, 5/20/50	37,993,075	2,336,616
Ser. 16-H27, Class EI, IO, 0.469%, 12/20/66(WAC)	18,559,990	560,920
Ser. 15-H26, Class DI, IO, 0.451%, 10/20/65(WAC)	61,601	2,393
Ser. 19-H02, Class DI, IO, 0.447%, 11/20/68(WAC)	15,542,392	764,686
Ser. 17-H22, Class DI, IO, 0.446%, 11/20/67(WAC)	2,032,339	116,453
Ser. 20-H04, Class AI, IO, 0.442%, 2/20/70(WAC)	8,224,556	383,166
Ser. 19-H12, Class GI, IO, 0.432%, 7/20/69(WAC)	9,173,480	335,926
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 0.426%, 2/20/53	80,026,848	2,317,762
Ser. 15-H25, Class CI, IO, 0.421%, 10/20/65(WAC)	60,262	2,194
Ser. 17-H20, Class AI, IO, 0.382%, 10/20/67(WAC)	1,807,738	81,357
Ser. 17-H16, Class JI, IO, 0.38%, 8/20/67(WAC)	330,682	16,402
Ser. 17-H20, Class HI, IO, 0.379%, 10/20/67(WAC)	650,063	35,038
IFB Ser. 23-40, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.376%, 3/20/53	22,550,774	636,956
Ser. 22-H09, Class IG, IO, 0.351%, 4/20/72(WAC)	18,461,004	887,974
Ser. 16-H24, Class HI, IO, 0.349%, 9/20/66(WAC)	10,908,824	650,166
Ser. 19-H14, Class IB, IO, 0.327%, 8/20/69(WAC)	211,009	10,044
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.276%, 11/20/46	4,237,394	323,389
Ser. 18-H20, Class BI, IO, 0.245%, 6/20/68(WAC)	5,423,501	239,719
Ser. 17-H06, Class MI, IO, 0.228%, 2/20/67(WAC)	831,787	32,179
Ser. 15-H04, Class AI, IO, 0.22%, 12/20/64(WAC)	1,842,076	53,420
Ser. 19-H07, Class EI, IO, 0.201%, 3/20/69(WAC)	18,334,712	762,101
Ser. 14-H21, Class AI, IO, 0.139%, 10/20/64(WAC)	733,453	22,751
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	4,057,000	202,039
Ser. 17-H06, Class BI, IO, 0.103%, 2/20/67(WAC)	620,469	18,364
Ser. 15-H13, Class AI, IO, 0.087%, 6/20/65(WAC)	142,530	6,229
Ser. 15-H10, Class HI, IO, 0.077%, 4/20/65(WAC)	89,036	3,588
Ser. 16-H11, Class KI, IO, 0.023%, 5/20/66(WAC)	67,947,099	2,384,943
Ser. 17-H08, Class NI, IO, 0.021%, 3/20/67(WAC)	257,358	8,879
Ser. 17-H10, Class MI, IO, 0.02%, 4/20/67(WAC)	2,906,516	87,486
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	277,638	8,108
Ser. 19-H15, Class IH, IO, zero %, 9/20/69(WAC)	12,034,586	469,349
FRB Ser. 21-H08, IO, zero %, 1/20/71(WAC)	25,180,848	909,205

		142,303,760
Commercial mortgage-backed securities (25.0%)
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.295%, 12/15/53(WAC)	8,126,428	501,050
FRB Ser. 20-BN26, Class XA, IO, 1.208%, 3/15/63(WAC)	14,483,971	743,609
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	361,516
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	1,010,000	677,699
Ser. 19-C4, Class E, 3.25%, 8/15/52	793,000	473,197
Ser. 19-C3, Class D, 3.00%, 5/15/52	1,145,000	775,058
FRB Ser. 19-C5, Class F, 2.606%, 11/15/52(WAC)	1,261,000	664,908
Ser. 19-C5, Class E, 2.50%, 11/15/52	867,000	566,341
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.177%, 1/15/51(WAC)	712,000	484,149
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.021%, 4/10/51(WAC)	1,753,000	1,054,785
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	615,519
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,298,239
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,295,000	727,402
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	580,000	358,536
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.692%, 1/15/53(WAC)	12,987,632	372,200
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	209,172
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.539%, 2/10/50(WAC)	615,000	296,589
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	888,000	600,641
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	889,000	335,949
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	275,079
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.419%, 2/10/48(WAC)	817,000	772,561
FRB Ser. 17-P7, Class C, 4.385%, 4/14/50(WAC)	373,000	279,867
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	1,749,000	1,647,995
Ser. 16-P3, Class B, 4.271%, 4/15/49(WAC)	1,630,000	1,492,057
FRB Ser. 15-GC31, Class D, 4.034%, 6/10/48(WAC)	1,541,000	1,078,700
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.063%, 11/10/46(WAC)	1,376,942	1,254,394
FRB Ser. 14-GC19, Class D, 5.02%, 3/11/47(WAC)	2,130,000	2,044,161
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48(WAC)	631,000	561,579
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	202,928
Ser. 15-P1, Class D, 3.225%, 9/15/48	1,222,000	1,046,674
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,555,000	1,166,695
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.996%, 11/10/46(WAC)	503,991	476,372
FRB Ser. 14-CR16, Class C, 4.916%, 4/10/47(WAC)	1,226,000	1,140,578
FRB Ser. 14-UBS3, Class C, 4.739%, 6/10/47(WAC)	301,000	229,686
FRB Ser. 14-CR17, Class C, 4.727%, 5/10/47(WAC)	912,000	835,553
FRB Ser. 14-UBS4, Class C, 4.66%, 8/10/47(WAC)	324,000	243,399
FRB Ser. 14-UBS6, Class C, 4.438%, 12/10/47(WAC)	334,000	295,875
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,562,000	1,319,890
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	1,263,000	1,158,386
FRB Ser. 14-CR14, Class C, 3.742%, 2/10/47(WAC)	650,000	593,451
FRB Ser. 15-CR26, Class D, 3.464%, 10/10/48(WAC)	875,000	672,886
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.433%, 8/10/46(WAC)	278,000	209,890
FRB Ser. 13-CR13, Class D, 4.996%, 11/10/46(WAC)	1,860,000	1,209,752
FRB Ser. 14-CR17, Class D, 4.791%, 5/10/47(WAC)	1,247,000	1,064,210
FRB Ser. 14-CR17, Class E, 4.791%, 5/10/47(WAC)	1,366,000	924,236
FRB Ser. 14-CR19, Class D, 4.629%, 8/10/47(WAC)	597,000	551,763
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	1,024,225	956,731
FRB Ser. 15-LC19, Class E, 4.213%, 2/10/48(WAC)	1,070,000	796,843
FRB Ser. 14-CR15, Class D, 4.141%, 2/10/47(WAC)	923,000	803,012
FRB Ser. 14-CR14, Class D, 3.742%, 2/10/47(WAC)	1,479,000	1,154,835
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,280,937
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	417,837
FRB Ser. 16-COR1, Class D, 3.326%, 10/10/49(WAC)	1,501,500	1,038,115
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,225,440
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,769,000	1,540,972
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.35%, 8/15/48(WAC)	1,168,000	976,330
FRB Ser. 15-C2, Class C, 4.174%, 6/15/57(WAC)	1,299,000	1,133,280
FRB Ser. 15-C2, Class D, 4.174%, 6/15/57(WAC)	1,355,000	963,279
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.878%, 11/15/51(WAC)	1,765,000	1,329,351
Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	364,113
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.322%, 11/25/51	2,059,000	1,981,861
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	16,912,000	824,460
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	471,000	427,697
GS Mortgage Securities Trust FRB Ser. 14-GC18, Class C, 4.92%, 1/10/47(WAC)	1,321,000	1,085,429
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.359%, 8/10/43(WAC)	397,000	342,870
FRB Ser. 14-GC24, Class D, 4.518%, 9/10/47(WAC)	2,089,000	1,026,364
FRB Ser. 13-GC13, Class D, 3.837%, 7/10/46(WAC)	739,000	355,001
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	3,043,000	1,500,493
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	325,604
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.561%, 9/15/47(WAC)	399,000	367,378
FRB Ser. 14-C22, Class C, 4.561%, 9/15/47(WAC)	354,000	297,541
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 10.085%, 4/15/47(WAC)	1,574,000	1,536,019
FRB Ser. 14-C18, Class D, 4.61%, 2/15/47(WAC)	1,135,000	807,930
FRB Ser. 13-C12, Class E, 3.959%, 7/15/45(WAC)	625,000	424,928
FRB Ser. 14-C25, Class D, 3.932%, 11/15/47(WAC)	1,390,000	850,612
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	31,667
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	37,528
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.383%, 9/15/50(WAC)	388,000	276,552
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	418,519
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.326%, 6/15/49(WAC)	1,101,000	613,166
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	504,868	486,459
FRB Ser. 13-LC11, Class D, 4.203%, 4/15/46(WAC)	740,000	314,524
FRB Ser. 13-C10, Class C, 4.074%, 12/15/47(WAC)	604,842	553,217
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	450,000	347,521
FRB Ser. 11-C3, Class E, 5.525%, 2/15/46(WAC)	242,000	102,855
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	643,000	160,673
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	66,532
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	1,220,626	1,117,281
FRB Ser. 15-C25, Class C, 4.517%, 10/15/48(WAC)	1,646,000	1,406,805
FRB Ser. 14-C17, Class B, 4.464%, 8/15/47(WAC)	1,060,000	1,037,777
FRB Ser. 15-C22, Class C, 4.207%, 4/15/48(WAC)	1,125,000	1,020,813
FRB Ser. 17-C34, Class C, 4.174%, 11/15/52(WAC)	691,000	584,690
FRB Ser. 15-C23, Class B, 4.138%, 7/15/50(WAC)	967,000	903,616
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	747,725
FRB Ser. 13-C9, Class C, 3.728%, 5/15/46(WAC)	269,000	235,375
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	1,023,547	951,860
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 6.057%, 10/15/46(WAC)	405,000	324,208
FRB Ser. 14-C17, Class D, 4.653%, 8/15/47(WAC)	1,641,500	1,490,448
FRB Ser. 12-C6, Class E, 4.53%, 11/15/45(WAC)	1,303,000	625,445
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,441,000	495,128
FRB Ser. 15-C24, Class E, 4.323%, 5/15/48(WAC)	677,000	498,001
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	1,242,000	1,057,284
FRB Ser. 13-C10, Class F, 4.028%, 7/15/46(WAC)	1,286,000	79,894
FRB Ser. 13-C9, Class D, 3.816%, 5/15/46(WAC)	881,000	752,333
FRB Ser. 13-C9, Class G, 3.816%, 5/15/46(WAC)	1,500,000	480,900
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	507,073
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	450,268
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	19,893
FRB Ser. 18-H3, Class C, 4.85%, 7/15/51(WAC)	1,174,000	1,033,172
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	2,528,000	2,263,475
FRB Ser. 16-UB12, Class C, 4.126%, 12/15/49(WAC)	498,000	320,406
FRB Ser. 15-MS1, Class C, 4.023%, 5/15/48(WAC)	1,270,000	1,068,488
FRB Ser. 16-BNK2, Class C, 3.882%, 11/15/49(WAC)	983,000	696,300
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	621,531	581,908
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	392,000	281,260
FRB Ser. 11-C3, Class G, 4.944%, 7/15/49(WAC)	753,000	645,078
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,326,402
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.07%, 5/19/38 (Bermuda)	815,000	819,126
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.882%, 6/15/51(WAC)	641,000	518,346
FRB Ser. 17-C3, Class C, 4.386%, 8/15/50(WAC)	1,552,000	1,280,707
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	503,044	447,080
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	2,527,000	1,405,865
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.977%, 1/15/59(WAC)	371,000	225,194
FRB Ser. 15-C31, Class C, 4.594%, 11/15/48(WAC)	711,000	605,239
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48(WAC)	980,000	903,223
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	1,670,000	1,430,796
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,322,000	1,017,939
FRB Ser. 19-C52, Class XA, IO, 1.601%, 8/15/52(WAC)	9,573,244	568,444
FRB Ser. 21-C59, Class XA, IO, 1.519%, 4/15/54(WAC)	23,724,261	1,725,634
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.594%, 11/15/48(WAC)	783,000	501,266
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	1,040,000	863,814
FRB Ser. 13-LC12, Class D, 3.956%, 7/15/46(WAC)	381,000	98,421
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	15,369
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,618,000	824,269
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,519,000	1,149,979
Ser. 19-C50, Class D, 3.00%, 5/15/52	437,000	304,221
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	564,056
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	435,989	433,507
Ser. 14-LC14, Class C, 4.344%, 3/15/47(WAC)	161,779	160,565
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	816,000	749,027
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.979%, 6/15/44(WAC)	806,022	603,700
FRB Ser. 12-C9, Class D, 4.876%, 11/15/45(WAC)	15,337	14,945
FRB Ser. 12-C10, Class D, 4.396%, 12/15/45(WAC)	406,000	177,730
FRB Ser. 13-C15, Class D, 4.188%, 8/15/46(WAC)	1,324,000	524,635
FRB Ser. 13-C11, Class D, 4.06%, 3/15/45(WAC)	1,968,000	1,575,075

		105,921,129
Residential mortgage-backed securities (non-agency) (26.6%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,995,953	2,017,058
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,346,207	1,344,399
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,381,770	1,377,732
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.625%, 5/25/47	1,429,672	809,473
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	364,947
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.935%, 1/25/36	90,630	82,651
FRB Ser. 05-8, Class 21A1, 5.164%, 10/25/35(WAC)	270,552	222,297
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.895%, 9/25/46	1,878,256	1,597,083
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	1,524,743	1,528,375
Ser. 24-NQM2, Class A1, 6.285%, 2/25/64 (7.285%, 2/1/28)(STP)	2,091,000	2,091,578
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.615%, 11/25/47	793,237	582,463
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.785%, 3/25/37	156,255	128,407
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.581%, 9/25/35	616,001	543,722
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.815%, 8/25/46	189,343	169,644
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.815%, 8/25/46	211,163	178,861
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.614%, 2/20/47	1,084,490	820,464
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 5.835%, 4/25/46	28,818	23,685
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	351,625
CSMC Mortgaged-Backed Trust FRB Ser. 07-1, Class 1A3, 5.989%, 2/25/37(WAC)	5,605,118	1,271,281
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.531%, 2/25/60(WAC)	1,733,538	1,820,317
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	2,069,175	1,701,664
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.936%, 5/25/28	248,197	267,700
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.436%, 7/25/28	245,708	273,063
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.786%, 4/25/28	294,273	321,569
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.236%, 3/25/28	368,442	387,412
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.986%, 12/25/27	1,178,546	1,242,181
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57(WAC)	797,424	762,379
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.686%, 2/25/49	2,642,000	3,335,002
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.436%, 10/25/48	1,728,000	2,192,186
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.322%, 3/25/42	2,600,000	2,970,500
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.186%, 1/25/49	439,000	551,849
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.936%, 3/25/49	755,000	912,150
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.786%, 6/25/50	750,000	951,326
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.786%, 1/25/48	3,900,000	4,589,742
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.186%, 9/25/48	1,318,000	1,534,787
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.036%, 3/25/50	3,000,000	3,437,458
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 12.936%, 9/25/49	1,000,000	1,126,380
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 12.072%, 6/25/42	1,471,000	1,657,738
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.572%, 10/25/33	2,879,000	3,288,911
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.186%, 7/25/50	2,182,598	2,422,670
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.686%, 9/25/50	359,041	395,965
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M2, (US 30 Day Average SOFR + 5.35%), 10.672%, 8/25/42	2,410,000	2,599,998
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.572%, 3/25/42	2,759,000	2,964,201
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 10.536%, 1/25/50	800,000	838,000
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.259%, 9/25/47	800,000	833,250
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.122%, 10/25/50	2,476,000	2,793,238
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.072%, 1/25/51	1,100,000	1,141,250
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.536%, 3/25/50	2,544,000	2,873,862
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.322%, 7/25/42	800,000	850,216
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.072%, 2/25/42	1,975,000	2,060,790
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M2, (US 30 Day Average SOFR + 2.50%), 7.822%, 1/25/42	3,097,000	3,128,930
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	226,302
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	378,386
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	1,799,000	1,583,065
Seasoned Credit Risk Transfer Trust FRB Ser. 20-1, Class M, 4.25%, 8/25/59(WAC)	1,120,000	1,020,432
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.186%, 10/25/28	814,915	955,650
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.186%, 10/25/28	110,821	128,315
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.186%, 8/25/28	26,550	30,532
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 14.936%, 5/25/29	597,193	670,730
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.686%, 4/25/29	1,554,334	1,766,471
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.922%, 5/25/42	500,000	583,123
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 12.071%, 9/25/42	500,000	556,719
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 11.672%, 4/25/43	850,000	946,669
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 10.572%, 3/25/42	500,000	540,315
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 10.071%, 9/25/42	1,000,000	1,091,343
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.822%, 4/25/42	2,540,000	2,675,477
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.822%, 1/25/42	2,146,000	2,255,983
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.786%, 7/25/31	862,000	927,189
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.536%, 9/25/31	1,215,636	1,290,752
Connecticut Avenue Securities Trust FRB Ser. 23-R08, Class 1B1, (US 30 Day Average SOFR + 3.55%), 8.872%, 10/25/43	1,500,000	1,551,563
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.322%, 1/25/42	2,727,000	2,796,879
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.322%, 11/25/41	3,100,000	3,122,723
GSAA Home Equity Trust
Ser. 07-2, Class AF4A, 6.483%, 3/25/37	1,183,681	333,397
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.795%, 5/25/36	74,820	17,257
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.615%, 1/25/36	1,032,919	304,711
FRB Ser. 06-17, Class A1, (CME Term SOFR 1 Month + 0.23%), 5.555%, 11/25/36	8,550,224	2,000,776
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.745%, 5/25/37	302,308	166,385
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 14.322%, 10/25/34 (Bermuda)	900,000	1,034,006
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,237,488	1,185,749
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.693%, 6/25/36(WAC)	22,598	19,229
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 5.775%, 8/25/46	3,133,040	2,813,023
LHOME Mortgage Trust 144A
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	1,045,000	1,045,469
Ser. 21-RTL3, Class A1, 2.363%, 9/25/26	701,420	689,767
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 5.935%, 6/25/37	783,489	191,831
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	676,778	680,667
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.905%, 2/26/37	368,223	310,668
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.786%, 7/25/29 (Bermuda)	191,000	191,139
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.936%, 7/25/29 (Bermuda)	159,000	159,116
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL4, Class A1, 7.50%, 2/25/30 (8.5%, 7/1/26)(STP)	1,023,000	1,020,057
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.795%, 1/25/37	24,656	21,231
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.555%, 8/25/36	149,336	127,818
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A2, 5.105%, 6/25/24	2,120,000	2,036,438
Unlock Hea Trust 144A Ser. 23-1, Class A, 7.00%, 10/25/38	738,999	710,684
Verus Securitization Trust 144A FRB Ser. 23-INV3, Class A1, 6.876%, 11/25/68(WAC)	938,628	957,972
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.295%, 10/25/45	37,747	35,552

		112,883,989

Total mortgage-backed securities (cost $374,705,548)		$361,108,878

ASSET-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.585%, 10/22/24	$425,000	$423,451
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.685%, 10/22/24	2,010,000	2,002,613
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.435%, 10/22/24	1,200,000	1,196,626
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.685%, 5/7/24	1,083,333	1,083,285
FRB Ser. 21-1, Class D, (CME Term SOFR 1 Month + 1.51%), 6.835%, 5/25/24	1,031,333	1,030,900

Total asset-backed securities (cost $5,711,044)		$5,736,875

SHORT-TERM INVESTMENTS (12.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	Shares	38,356,254	$38,356,254
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(P)	Shares	1,698,000	1,698,000
U.S. Treasury Bills 5.368%, 3/21/24(SEG)(SEGSF)		$1,300,000	1,296,179
U.S. Treasury Bills 5.358%, 4/25/24(SEGSF)(SEGTBA)		1,800,000	1,785,465
U.S. Treasury Bills 5.390%, 5/23/24(SEG)(SEGSF)(SEGTBA)		9,700,000	9,582,802

Total short-term investments (cost $52,719,220)			$52,718,700
TOTAL INVESTMENTS

Total investments (cost $843,682,610)			$826,505,271

FUTURES CONTRACTS OUTSTANDING at 2/29/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note 2 yr (Short)	2,134	$436,936,500	$436,936,500	Jun-24	$(243,600)
U.S. Treasury Note 5 yr (Short)	462	49,390,688	49,390,688	Jun-24	(77,516)
U.S. Treasury Note Ultra 10 yr (Short)	1,364	155,730,438	155,730,438	Jun-24	(419,757)

Unrealized appreciation					—

Unrealized (depreciation)					(740,873)

Total					$(740,873)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/29/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	$24,866,200	$(1,273,149)	$(261,592)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	24,866,200	(1,215,957)	175,307
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	188,174,700	(1,900,564)	(843,023)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	188,174,700	(1,848,816)	647,321
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	9,023,700	(451,636)	(24,635)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	9,023,700	(469,232)	(81,394)

Unrealized appreciation				822,628

Unrealized (depreciation)				(1,210,644)

Total				$(388,016)

TBA SALE COMMITMENTS OUTSTANDING at 2/29/24 (proceeds receivable $215,395,234) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 3/1/54	$1,000,000	3/20/24	$904,435
Uniform Mortgage-Backed Securities, 6.00%, 3/1/54	76,000,000	3/13/24	76,332,500
Uniform Mortgage-Backed Securities, 5.50%, 3/1/54	67,000,000	3/13/24	66,282,893
Uniform Mortgage-Backed Securities, 5.00%, 3/1/54	49,000,000	3/13/24	47,522,346
Uniform Mortgage-Backed Securities, 4.50%, 3/1/54	16,000,000	3/13/24	15,141,250
Uniform Mortgage-Backed Securities, 4.00%, 3/1/54	6,000,000	3/13/24	5,521,640
Uniform Mortgage-Backed Securities, 3.50%, 3/1/54	4,000,000	3/13/24	3,558,281

Total			$215,263,345

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$408,837,000	$703,200	(E)	$2,369,401	3/20/26	4.40% — Annually	US SOFR — Annually	$3,072,601
		8,578,000	46,407	(E)	32,936	3/20/29	4.10% — Annually	US SOFR — Annually	(13,471)
		29,321,000	133,704	(E)	163,933	3/20/34	US SOFR — Annually	3.80% — Annually	30,229
		12,595,000	284,773	(E)	388,767	3/20/54	US SOFR — Annually	3.50% — Annually	103,994
		3,878,000	1,823	(E)	(33,951)	3/20/34	US SOFR — Annually	3.85% — Annually	(35,774)
		4,064,000	55,555	(E)	69,663	3/20/54	3.55% — Annually	US SOFR — Annually	125,218

	Total				$2,990,749				$3,282,797
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/29/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB/P	$34	$3,185	$496	1/17/47	300 bp — Monthly	$(461)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	2,024,057	4,734,000	1,599,619	12/16/72	500 bp — Monthly	427,726
	CMBX NA BB.6 Index	B+/P	647,506	2,092,756	551,232	5/11/63	500 bp — Monthly	97,728
	CMBX NA BB.7 Index	B-/P	351,309	936,901	270,858	1/17/47	500 bp — Monthly	81,104
	CMBX NA BB.9 Index	B/P	273,850	651,000	237,485	9/17/58	500 bp — Monthly	36,817
	CMBX NA BBB-.13 Index	BBB-/P	72,438	253,000	56,925	12/16/72	300 bp — Monthly	15,618
	CMBX NA BBB-.15 Index	BBB-/P	37,959	165,000	25,905	11/18/64	300 bp — Monthly	12,123
	CMBX NA BBB-.16 Index	BBB-/P	276,187	1,215,000	191,727	4/17/65	300 bp — Monthly	84,966
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	110	901	146	1/17/47	200 bp — Monthly	(35)
	CMBX NA BB.7 Index	B-/P	44,810	265,310	76,701	1/17/47	500 bp — Monthly	(31,706)
	CMBX NA BBB-.7 Index	BB/P	1,379	11,149	1,735	1/17/47	300 bp — Monthly	(351)
	Goldman Sachs International
	CMBX NA BB.14 Index	BB-/P	30,981	199,000	64,178	12/16/72	500 bp — Monthly	(33,059)
	CMBX NA BB.14 Index	BB-/P	39,633	314,000	101,265	12/16/72	500 bp — Monthly	(61,414)
	CMBX NA BB.6 Index	B+/P	107,112	346,732	91,329	5/11/63	500 bp — Monthly	16,023
	CMBX NA BB.9 Index	B/P	171,648	429,000	156,499	9/17/58	500 bp — Monthly	15,447
	CMBX NA BBB-.16 Index	BBB-/P	23,410	114,000	17,989	4/17/65	300 bp — Monthly	5,469
	CMBX NA BBB-.7 Index	BB/P	43,515	189,536	29,492	1/17/47	300 bp — Monthly	14,107
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	23,189	289,000	113,433	5/11/63	500 bp — Monthly	(90,043)
	CMBX NA BB.6 Index	B+/P	974,000	1,063,237	280,057	5/11/63	500 bp — Monthly	694,685
	CMBX NA BBB-.7 Index	BB/P	21,129	47,782	7,435	1/17/47	300 bp — Monthly	13,715
	CMBX NA BBB-.8 Index	BB-/P	19,336	124,000	13,479	10/17/57	300 bp — Monthly	5,909
	Merrill Lynch International
	CMBX NA BB.6 Index	B+/P	22,364	112,393	29,604	5/11/63	500 bp — Monthly	(7,163)
	CMBX NA BB.7 Index	B-/P	16,216	106,124	30,680	1/17/47	500 bp — Monthly	(14,390)
	CMBX NA BB.7 Index	B-/P	27,163	227,295	65,711	1/17/47	500 bp — Monthly	(38,390)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.11 Index	B+/P	2,116	25,000	7,610	11/18/54	500 bp — Monthly	(5,477)
	CMBX NA BB.13 Index	BB-/P	830,316	1,841,000	622,074	12/16/72	500 bp — Monthly	209,521
	CMBX NA BB.14 Index	BB-/P	8,932	73,000	23,543	12/16/72	500 bp — Monthly	(14,560)
	CMBX NA BB.15 Index	BB/P	284,725	1,766,000	460,220	11/18/64	500 bp — Monthly	(174,269)
	CMBX NA BBB-.16 Index	BBB-/P	25,914	114,000	17,989	4/17/65	300 bp — Monthly	7,972

Upfront premium received			6,401,338		Unrealized appreciation			1,738,930

Upfront premium (paid)			—		Unrealized (depreciation)			(471,318)

	Total		$6,401,338				Total	$1,267,612
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/29/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$901	$146	1/17/47	(200 bp) — Monthly	$123
	CMBX NA BB.10 Index	(374,502)	807,000	316,748	11/17/59	(500 bp) — Monthly	(58,314)
	CMBX NA BB.11 Index	(10,042)	25,000	7,610	11/18/54	(500 bp) — Monthly	(2,449)
	CMBX NA BB.8 Index	(249,406)	553,959	199,259	10/17/57	(500 bp) — Monthly	(50,532)
	CMBX NA BBB-.12 Index	(290,603)	1,024,000	212,480	8/17/61	(300 bp) — Monthly	(78,549)
	CMBX NA BBB-.7 Index	(60,818)	251,652	39,157	1/17/47	(300 bp) — Monthly	(21,772)
	CMBX NA BBB-.8 Index	(344,624)	1,784,000	193,921	10/17/57	(300 bp) — Monthly	(151,447)
	CMBX NA BBB-.9 Index	(946)	4,000	592	9/17/58	(300 bp) — Monthly	(356)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	166,420	11/17/59	(500 bp) — Monthly	115,705
	CMBX NA BB.10 Index	(27,719)	223,000	87,528	11/17/59	(500 bp) — Monthly	59,654
	Goldman Sachs International
	CMBX NA BB.10 Index	(571,088)	1,268,000	497,690	11/17/59	(500 bp) — Monthly	(74,279)
	CMBX NA BBB-.12 Index	(1,275,086)	4,835,000	1,003,263	8/17/61	(300 bp) — Monthly	(273,838)
	CMBX NA BBB-.13 Index	(66,827)	251,000	56,475	12/16/72	(300 bp) — Monthly	(10,457)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(1,047,373)	1,694,024	489,742	1/17/47	(500 bp) — Monthly	(558,813)
	CMBX NA BBB-.8 Index	(10,823)	78,000	8,479	10/17/57	(300 bp) — Monthly	(2,376)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	131,488	11/17/59	(500 bp) — Monthly	112,194
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(170,371)	359,000	140,908	11/17/59	(500 bp) — Monthly	(29,713)
	CMBX NA BB.7 Index	(157,231)	411,824	119,058	1/17/47	(500 bp) — Monthly	(38,460)
	CMBX NA BB.8 Index	(143,186)	313,526	112,775	10/17/57	(500 bp) — Monthly	(30,628)
	CMBX NA BB.9 Index	(457,405)	1,080,000	393,984	9/17/58	(500 bp) — Monthly	(64,171)
	CMBX NA BBB-.12 Index	(403,340)	1,268,000	263,110	8/17/61	(300 bp) — Monthly	(140,758)
	CMBX NA BBB-.13 Index	(636)	2,000	450	12/16/72	(300 bp) — Monthly	(187)
	CMBX NA BBB-.8 Index	(781,830)	3,798,000	412,843	10/17/57	(300 bp) — Monthly	(370,570)

Upfront premium received		—			Unrealized appreciation		287,676

Upfront premium (paid)		(6,513,360)			Unrealized (depreciation)		(1,957,669)

	Total	$(6,513,360)				Total	$(1,669,993)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $424,158,237.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$20,223,800	$249,336,967	$231,204,513	$1,012,645	$38,356,254

	Total Short-term investments	$20,223,800	$249,336,967	$231,204,513	$1,012,645	$38,356,254
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,718,219.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,082,250.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,215,945.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $7,023,246 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,348,068 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,082,250 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,736,875	$—
Mortgage-backed securities	—	361,108,878	—
U.S. government and agency mortgage obligations	—	406,940,818	—
Short-term investments	1,698,000	51,020,700	—

Totals by level	$1,698,000	$824,807,271	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(740,873)	$—	$—
Forward premium swap option contracts	—	(388,016)	—
TBA sale commitments	—	(215,263,345)	—
Interest rate swap contracts	—	292,048	—
Credit default contracts	—	(290,359)	—

Totals by level	$(740,873)	$(215,649,672)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$205,500,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$760,400,000
OTC credit default contracts (notional)	$47,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com